Financial instruments and financial risk management	12 Months Ended
Jun. 30, 2022
Financial instruments and financial risk management
Financial instruments and financial risk management

28.    Financial instruments and financial risk management

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. The table excludes fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount reasonably approximates fair value.

Financial instruments as of June 30, 2021 is as follows:

	Year ended June 30, 2021
		Categories	Category in		Fair value
	Carrying	outside of	accordance		hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	Fair value	level
Financial assets
Non-Current financial assets
Non-current deposits	175	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	5,030	—	Amortized cost	—	—
Cash and cash equivalents	76,760	—	Amortized cost	—	—
Other assets	14,492	10,864
thereof deposits	816	—	Amortized cost	—	—
thereof other financial assets	5,030	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	8,786	8,786	N/A	—	—
Current financial liabilities
Tax liabilities	14,293	14,293	N/A	—	—
Lease liabilities	5,361	5,361	N/A	—	—
Trade and other payables	44,210	—	Amortized cost	—	—
Other liabilities	50,227	40,596
thereof other financial liabilities	9,631	—	Amortized cost	—	—

Financial instruments as of June 30, 2022 is as follows:

	Year ended June 30, 2022
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-Current financial assets
Non-current deposits	294	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	8,276	—	Amortized cost	—	—
Cash and cash equivalents	113,507	—	Amortized cost	—	—
Other assets	61,874	17,170
thereof deposits	414	—	Amortized cost	—	—
thereof other financial assets	44,290	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	16,817	16,817	N/A	—	—
Current financial liabilities
Tax liabilities	25,892	25,892	N/A	—	—
Lease liabilities	5,189	5,189	N/A	—	—
Trade and other payables	45,156	—	Amortized cost	—	—
Other liabilities	74,889	58,261
thereof other financial liabilities	16,628	—	Amortized cost	—	—

The carrying amounts of each of the measurement categories listed above and defined by IFRS 9 are as follows:

	Year ended June 30,
	2020	2021	2022
	Carrying	Carrying	Carrying
(in € thousands)	amount	amount	amount
Financial assets measured at Amortized cost (AC)	24,246	85,592	166,486
Financial liabilities measured at Amortized cost (AC)	245,545	53,842	61,784

Due to their nature, the carrying amounts of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their fair value.

There were no transfers between the different levels of the fair value hierarchy during fiscal 2021 and fiscal 2022. Mytheresa Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the end of the reporting period.

As Mytheresa Group does not meet the criteria for offsetting, no financial instruments are netted.

Foreign exchange derivatives held only during the year were designated as hedging instruments, the effective fair value changes of which were recognized in separate components of equity. The development of the corresponding reserves is shown in the following table:

(in € thousands)	July 1, 2021	Additions	Reclassification	June 30, 2022
OCI 1	—	(4,434)	4,434	—
OCI 2	—	(538)	538	—

Net gains or losses

The table below shows the net gains and losses of financial instruments per measurement categories defined by IFRS 9:

	Year ended June 30,
(in € thousands)	2020	2021	2022
Financial liabilities measured at Amortized cost (AC)	(12,988)	7,900	(386)
Financial assets and financial liabilities measured at fair value through profit or loss (FVPL)	2	—	—

Net gains and losses on financial assets measured at amortized cost mainly include changes in the loss allowance on trade receivables, currency translation differences and income from payments received on trade receivables, which were already written off. Net gains and losses on financial liabilities measured at amortized cost include gains and losses from interest expenses. Net gains and losses on financial assets and financial liabilities measured at fair value through profit or loss represent changes in fair value measurement.

Interest income and expenses

Interest expense is calculated by applying the effective interest rate to the gross carrying amount of liabilities measured at amortized cost (See Note 11).

Financial risk management

Mytheresa Group’s management has the overall responsibility to establish and oversee Mytheresa Group’s financial risk management. Mytheresa Group’s financial risk management policies are established to identify and analyze the risks faced by Mytheresa Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and Mytheresa Group’s activities. Mytheresa Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

Mytheresa Group has exposure to the following risks arising from financial instruments:

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates or interest rates will affect Mytheresa Group’s income or the value of its financial instruments. Mytheresa Group manages its market risk on a centralized basis with the objectives of managing and controlling market risk exposures within acceptable parameters.

●	Currency risk

Currency risks exist in particular where trade receivables, trade payables, cash and cash equivalents and planned transactions are not or will not be denominated in Euro and based on the financial currency of the subsidiaries. Mytheresa Group generates net sales in several different currencies, mostly denominated in either Euro or U.S. Dollars.

Mytheresa Group economically hedges its net foreign currency exposure at around 50% (excluding the Shareholder Loans), by entering into foreign exchange hedging transactions with a maximum duration of one year. Mytheresa Group applied hedge accounting to these transactions during fiscal 2022. As of June 30, 2021 and 2022, Mytheresa Group has no derivatives outstanding.

The following tables show the impact to profit or loss if the foreign currencies would increase or decrease against the Euro (foreign exchange sensitivity), based on the exposures in GBP and U.S. Dollars as of the reporting date.

	Year ended June 30,
	2021		2022
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	(1,128)	1,379	(1,232)	1,505

●	Interest rate risk

The fair value of our cash and cash equivalents that were held primarily in cash deposits would not be significantly affected by either an increase or decrease in interest rates due to the short-term nature of these instruments. We do not expect that interest rates will have a material impact on our results of operations. Interest expense under our Revolving Credit Facilities is historically immaterial.

Liquidity risk

Liquidity risk is the risk that Mytheresa Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. Mytheresa Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables to ensure that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or creating other risks. Cash inflow from trade receivables are received usually within one week. Mid-to long-term payment terms with suppliers compensate for risks arising from financing of inventories. Mytheresa Group’s primary liquidity risk pertained to the prior Shareholder Loans, which have been fully repaid as of June 30, 2021. Historically, Mytheresa Group had several other shareholder loans outstanding which were cancelled and no longer outstanding as a result of the Prior Restructuring Transactions.

Mytheresa Group also has two revolving credit facilities in place to balance monthly cash flow volatility. The following table details undiscounted contractually agreed future cash outflows from financial liabilities.

Maturity analysis of financial liabilities as of June 30, 2021:

	Year ended June 30, 2021
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	44,210	—	—	44,210	44,210
Other liabilities	50,227	—		50,227	50,227
Lease liabilities	5,733	9,151	—	14,884	14,147
Total	99,515	9,151	—	108,666	107,929

Maturity analysis of financial liabilities as of June 30, 2022:

	Year ended June 30, 2022
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	45,156	—	—	45,156	45,156
Other liabilities	74,889		—	74,889	74,889
Lease liabilities	5,764	30,325	21,548	57,637	22,006
Total	125,809	30,325	21,548	177,682	142,051

Credit risk

Credit risk is the risk of financial loss to Mytheresa Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Credit risk includes both the immediate default risk and the danger of a decline in the customer’s creditworthiness.

Mytheresa Group’s exposure to credit risk is limited, as the goods are not delivered until payment by the customer has been confirmed. Trade receivables are only generated via online and in-store sales, where customers pay the invoice amount by credit card or a comparable payment method. Due to these advanced payments, Mytheresa Group does not face significant credit risk related to its customers. Mytheresa Group also has no significant credit risk towards credit card companies, which only act as intermediaries for customer payment transactions. However, credit risk might occur in case of credit card fraud. Mytheresa Group has a team within its finance function, which is in charge of detecting early stage credit card fraud. Credit card fraud is considered objective evidence of impairment for which Mytheresa Group recognizes lifetime ECL.

Mytheresa Group is exposed to credit risk on cash and cash equivalents, which it monitors centrally. Mytheresa Group maintains its cash deposits at financial institutions with top credit ratings. The creditworthiness of these financial institutions is constantly monitored. Mytheresa Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of these financial institutions. As the loss allowance is immaterial, it was not recognized.

The following table provides the gross carrying amounts of cash and cash equivalents by ratings as of June 30, 2021 and 2022:

	Year ended June 30,
in € thousands	2021	2022
Rating Class 1	75,958	112,627
Rating Class 2	752	838
Rating Class 3	49	54

Rating Class 1 reflects financial institutions based in the European Union; Rating Class 2 are financial institutions, with a bank license e.g. PayPal; Class 3 positions with cash held on hand and financial institutions outside the European Union.

The movement in the loss allowance for expected credit losses in respect to trade and other receivables during fiscal 2021 and fiscal 2022 was as follows:

	Year ended June 30,
in € thousands	2021	2022
Beginning of fiscal year	46	—
Decrease loss allowance during the period	(46)	—
Write-offs	—	—
End of fiscal year	—	—

Default risks from other financial instruments are immaterial. Therefore, no loss allowance was recognized for other financial instruments.

Capital risk management

Mytheresa Group’s objective when managing capital is to safeguard Mytheresa Group’s ability to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. Mytheresa Group is not subject to any externally imposed capital requirements.